Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-term incentive awards are discretionary and are generally granted to our NEOs in February of each year, coinciding with regularly scheduled meetings of Prudential’s Board of Directors. In certain circumstances, the Board may approve grants at other times such as when hiring an executive. The Committee does not take material non-public information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Long-term incentive awards are discretionary and are generally granted to our NEOs in February of each year, coinciding with regularly scheduled meetings of Prudential’s Board of Directors. In certain circumstances, the Board may approve grants at other times such as when hiring an executive.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false